One Commerce Square
                                           Philadelphia, PA 19103


Delaware Investments

                                             1933 Act Rule 497(j)
                                                File No. 2-57791
                                       1940 Act File No. 811-2715


May 4, 2000


Filed via EDGAR (CIK #0000201670)
_________________________________

Securities and Exchange Commission
Document Control
450 Fifth Street, N.W.
Washington, D.C.  20549


Re:  File No. 2-57791
     DELAWARE GROUP STATE TAX-FREE INCOME TRUST
          DELAWARE TAX-FREE PENNSYLVANIA FUND
          DELAWARE TAX-FREE NEW JERSEY FUND
          DELAWARE TAX-FREE OHIO FUND

In accordance with the provisions of Rule 497(j), under the Securities Act of 1933, this is to certify that the form of Prospectus that would have been filed under paragraph (c) of Rule 497 does not differ from that contained in Post-Effective Amendment No. 45, the most recent post-effective amendment of Delaware Group State Tax-Free Income Trust. Post-Effective Amendment No. 45 was filed electronically with the Commission on April 28, 2000 under paragraph (b) of Rule 485 under the Securities Act of 1933.

Very truly yours,

/s/David P. O'Connor
David P. O'Connor
Vice President/
Assistant Secretary/
Associate General Counsel